Non-controlling Interests	12 Months Ended
Dec. 31, 2022
Non-controlling Interests.
Non-controlling Interests
19.	Non-controlling Interests

Non-controlling interests as of December 31, 2022 and 2021, consisted of:

	2022		2021
Capital stock	Ps.	1,099,009	Ps.	1,100,312
Additional paid-in capital		2,970,693		2,986,354
Legal reserve		215,475		215,736
Retained earnings from prior years (1) (2)		10,822,975		9,649,348
Net income for the year		571,644		1,298,959
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation		155,621		174,598
Remeasurement of post-employment benefit obligations on defined benefit plans		(13,462)		(18,905)
	Ps.	15,821,955	Ps.	15,406,402

(1)	In 2021, the holding companies of the Sky segment paid a dividend to its equity owners in the aggregate amount of Ps.750,000, of which Ps.309,174, was paid to its non-controlling interests.
(2)	In 2021, Publicidad Virtual, S.A. de C.V. paid a dividend to its equity owners in the aggregate amount of Ps.40,000, of which Ps.19,600 was paid to its non-controlling interests.

Amounts of consolidated current assets, non-current assets, current liabilities and non-current liabilities of Empresas Cablevisión and Sky as of December 31, 2022 and 2021, are set forth as follows:

	Empresas Cablevisión				Sky
	2022		2021		2022		2021
Assets:
Current assets	Ps.	7,461,520	Ps.	6,653,310	Ps.	6,019,166	Ps.	5,689,494
Non-current assets		23,172,533		24,099,561		18,266,359		19,590,056
Total assets		30,634,053		30,752,871		24,285,525		25,279,550

Liabilities:
Current liabilities		5,176,500		5,755,703		4,183,480		3,685,208
Non-current liabilities		4,076,876		4,308,115		5,367,448		7,041,237
Total liabilities		9,253,376		10,063,818		9,550,928		10,726,445
Net assets	Ps.	21,380,677	Ps.	20,689,053	Ps.	14,734,597	Ps.	14,553,105

Amounts of consolidated revenues, net income and total comprehensive income of Empresas Cablevisión and Sky for the years ended December 31, 2022 and 2021, are set forth as follows:

	Empresas Cablevisión				Sky
	2022		2021		2022		2021
Revenues	Ps.	16,128,549	Ps.	16,849,160	Ps.	20,339,075	Ps.	22,026,616
Net-income		760,576		1,135,053		224,989		1,281,472
Total comprehensive income		748,916		1,134,181		181,491		1,304,822

Amounts of consolidated summarized cash flows of Sky and Empresas Cablevisión for the years ended December 31, 2022 and 2021, are set forth as follows:

	Empresas Cablevisión				Sky
	2022		2021		2022		2021
Cash flows from operating activities	Ps.	4,319,496	Ps.	5,594,662	Ps.	5,227,892	Ps.	6,004,261
Cash flows used in investing activities		(3,406,227)		(5,144,521)		(3,934,993)		(5,236,815)
Cash flows used in by financing activities		(590,249)		(740,046)		(1,233,044)		(1,350,432)
Net increase (decrease) in cash and cash equivalents	Ps.	323,020	Ps.	(289,905)	Ps.	59,855	Ps.	(582,986)